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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0675 Expires: October 31, 2021 Estimated average burden Hours per response 19.307

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Brian J. Sabatke, Chief Financial Officer (715) 849-4959
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	0001181226

Aqua Finance Trust 2021-A*
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):	Not applicable

Central Index Key Number of underwriter (if applicable):	Not applicable

Brian J. Sabatke, Chief Financial Officer (715) 849-4959
Name and telephone number, including area code, of the person to contact in connection with this filing

*Aqua Finance, Inc., as sponsor/securitizer, is filing this Form ABS-15G in respect of an issuance of asset-backed securities by the above referenced issuing entity in a private placement.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated September 3, 2021, obtained by the Securitizer, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Aqua Finance, Inc.		(Securitizer)

Date	September 7, 2021

/s/ Brian J. Sabatke	(Signature)
Name: Brian J. Sabatke Title: Chief Financial Officer

Exhibit 99.1 Independent Accountants' Report on Applying Agreed-Upon Procedures, dated September 3, 2021, of Deloitte & Touche LLP.